Regulatory matters (Tables)	6 Months Ended
Jun. 30, 2023
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

Utility	State or country	Regulatory proceeding type	Details
CalPeco Electric System	California	General rate review
On April 27, 2023, the California Public Utilities Commission (“CPUC”) issued a final order approving a revenue increase of $26,979. New rates became effective in June 2023 retroactive to January 2022. The retroactive impact of this final order was recorded in the second quarter of 2023.

St. Lawrence Gas	New York	General rate review	On June 22, 2023, the New York State Department of Public Services issued an Order authorizing a revenue increase of $5,249 to be implemented over three years. New rates became effective July 1, 2023.
Empire Electric	Missouri	Securitization
In February 2021, the Company's operations were impacted by extreme winter storm conditions experienced in Texas and parts of the central U.S. (“the Midwest Extreme Weather Event”). On January 19, 2022, Empire Electric filed a petition for securitization of the costs associated with the impact of the Midwest Extreme Weather Event. On March 21, 2022, Empire Electric filed a petition for securitization of the costs associated with the retirement of the Asbury generating plant. On August 18, 2022, and September 22, 2022, the Missouri Public Service Commission (“the MPSC”) issued and amended, respectively, a Report and Order authorizing Empire Electric to securitize approximately $290,383 in qualified extraordinary costs (Midwest Extreme Weather Event), energy transition costs (Asbury) and upfront financing costs associated with the proposed securitization. Empire Electric filed an appeal of the MPSC order on November 10, 2022. On August 1, 2023 the court affirmed the amount eligible for securitization of $290,383 as compared to the Company's original aggregate request of $362,420. The Company has until August 16, 2023 to move for rehearing at the Court of Appeals, and/or file a request for transfer to the Missouri Supreme Court. If the Company determines to proceed with securitization without further appeal, the Company may incur a one-time net loss of approximately $45,000.

5.Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	June 30,	December 31,
	2023	2022
Regulatory assets
Fuel and commodity cost adjustments	321,806	388,294
Rate adjustment mechanism	185,395	136,198
Retired generating plant	176,650	174,609
Deferred capitalized costs	98,438	90,121
Income taxes	98,173	97,414
Pension and post-employment benefits	79,925	80,736
Environmental remediation	68,376	70,529
Wildfire mitigation and vegetation management	51,116	66,156
Clean energy and other customer programs	31,772	28,145
Asset retirement obligation	26,786	27,172
Debt premium	22,056	24,888
Cost of removal	11,084	11,084
Rate review costs	8,621	9,481
Long-term maintenance contract	5,917	6,504
Other	75,200	60,170
Total regulatory assets	$1,261,315	$1,271,501
Less: current regulatory assets	(136,159)	(190,393)
Non-current regulatory assets	$1,125,156	$1,081,108

Regulatory liabilities
Income taxes	$302,770	$312,671
Cost of removal	191,541	191,173
Pension and post-employment benefits	75,333	68,085
Fuel and commodity cost adjustments	24,376	25,620
Clean energy and other customer programs	12,710	11,572
Rate adjustment mechanism	1,651	343
Other	18,194	18,718
Total regulatory liabilities	$626,575	$628,182
Less: current regulatory liabilities	(74,867)	(69,865)
Non-current regulatory liabilities	$551,708	$558,317